Borrowings - Summary of Interest Rates of Borrowings (Detail)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	125.00%
Bank Borrowings [Member] | Fixed Rate [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.35%	4.08%
Bank Borrowings [Member] | Fixed Rate [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.00%	6.09%
Bank Borrowings [Member] | Floating Rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.04%
Bank Borrowings [Member] | Floating Rate [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.41%
Bank Borrowings [Member] | Floating Rate [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.68%
Corporate Borrowings [Member] | Fixed Rate [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.50%
Corporate Borrowings [Member] | Fixed Rate [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.78%